Stock-Based Compensation (Details) - Schedule of summarizing employee and non-employee stock option activity	3 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Schedule of summarizing employee and non-employee stock option activity [Abstract]
Number of Options Outstanding beginning | shares	0
Weighted Average Exercise Price Granted | $ / shares
Aggregate Intrinsic Value | $
Number of Options Granted | shares	20,000
Weighted Average Exercise Price Granted | $ / shares	$ 2
Aggregate Intrinsic Value Granted | $	$ 0
Number of Options Exercised | shares	0
Weighted Average Exercise Price Exercised | $ / shares
Aggregate Intrinsic Value Exercised | $
Number of Options Expired/Cancelled | shares	0
Weighted Average Exercise Price Expired/Cancelled | $ / shares
Aggregate Intrinsic Value Expired/Cancelled | $
Number of Options Outstanding ending | shares	20,000
Weighted Average Exercise Price Outstanding ending | $ / shares	$ 2
Aggregate Intrinsic Value Outstanding ending | $	$ 0
Number of Options Exercisable | shares	17,500
Weighted Average Exercise Price Exercisable | $ / shares	$ 2
Aggregate Intrinsic Value Exercisable | $	$ 0